GUARANTEES AND CHARGES	12 Months Ended
Dec. 31, 2017
Disclosure of guarantees and charges [Abstract]
GUARANTEES AND CHARGES
Note 18: -	Guarantees and charges

1.	In order to guarantee the rental payments for an office in Rehovot and other obligations, the Company provided a bank guarantees in the amount of $ 246 thousands.

2.	As collateral for the Company’s original loans amount of NIS 8,355 thousands, the Company has pledged the specific assets which were purchased with those loans.